United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/17

Date of Reporting Period: Quarter ended 07/31/17

Item 1.	Schedule of Investments

Federated Kaufmann Fund
Portfolio of Investments
July 31, 2017 (unaudited)
Principal Amount or Shares			Value
		COMMON STOCKS—84.8%
		Consumer Discretionary—10.2%
57,100	[1]	Amazon.com, Inc.	$56,402,238
350,000		Ctrip.com International Ltd., ADR	20,905,500
850,000	[1]	Dave & Buster's Entertainment, Inc.	52,793,500
1,152,219	[1,2]	Floor & Decor Holdings, Inc.	39,889,822
540,000		Hilton Worldwide Holdings, Inc.	33,766,200
300,000	[1]	JD.com, Inc., ADR	13,551,000
725,000		Las Vegas Sands Corp.	44,667,250
140,000	[1]	Mohawk Industries, Inc.	34,858,600
446,000		Moncler S.p.A	11,983,905
42,080,000		NagaCorp Limited	25,625,157
4,800,000		Samsonite International SA	20,131,473
500,000		Six Flags Entertainment Corp.	28,435,000
1,000,000		Starbucks Corp.	53,980,000
120,000		Vail Resorts, Inc.	25,291,200
283,000		Whirlpool Corp.	50,340,040
600,000	[1,2]	Wingstop, Inc.	18,006,000
650,000	[1,2]	Yoox Net-A-Porter Group	21,519,748
		TOTAL	552,146,633
		Consumer Staples—1.2%
450,000	[1]	Blue Buffalo Pet Products, Inc.	10,066,500
162,000		Constellation Brands, Inc., Class A	31,322,700
1,000,000	[1,2]	elf Beauty, Inc.	25,370,000
		TOTAL	66,759,200
		Energy—0.2%
470,000		US Silica Holdings, Inc.	13,691,100
		Financials—6.7%
165,000		Affiliated Managers Group	30,661,950
3,857,925	[1]	Allied Irish Banks PLC	22,604,002
500,000		American International Group, Inc.	32,725,000
255,000		BlackRock, Inc.	108,765,150
1,000,000		CIT Group Holdings, Inc.	47,650,000
1,775,000		Chimera Investment Corp.	33,405,500
1,175,000	[1]	doBank S.p.A.	15,258,891
1	[1,3,4]	FA Private Equity Fund IV LP	564,768
6,165,000		FinecoBank Banca Fineco SPA	54,084,671
865,685	[1,5]	Hamilton Lane, Inc.	19,443,285
1	[1,3,4]	Infrastructure Fund	0
		TOTAL	365,163,217
		Health Care—28.2%
300,000		Agilent Technologies, Inc.	17,937,000
190,000	[1]	Align Technology, Inc.	31,773,700
400,000	[1]	Alkermes, Inc.	21,764,000
874,220	[1]	Amphastar Pharmaceuticals, Inc.	15,106,522
1	[3,4]	Apollo Investment Fund V	196,072
1,792,250	[1,5]	arGEN-x N.V.	37,351,557
1

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
388,800	[1]	Argenx SE, ADR	$8,032,608
6,978,566	[1,4]	BioNano Genomics, Inc.	0
960,000	[1]	Boston Scientific Corp.	25,555,200
5,180,000	[1,2,5]	ContraFect Corp.	6,734,000
120,000		Cooper Cos., Inc.	29,264,400
11,500,000	[1,5]	Corcept Therapeutics, Inc.	143,405,000
875,000		Danaher Corp.	71,303,750
8,829,511	[1,2,4,5]	Dyax Corp. - CVR	21,102,531
2,000,000	[1,5]	Dynavax Technologies Corp.	31,700,000
255,000	[1]	Edwards Lifesciences Corp.	29,370,900
1,000,000	[1,2,5]	Egalet Corp.	1,320,000
226,100	[1,2]	GW Pharmaceuticals PLC, ADR	25,273,458
525,000	[1,5]	Galapagos NV	41,822,068
865,000	[1,5]	Galapagos NV, ADR	68,637,750
420,000	[1]	Genmab A/S	95,371,896
800,000	[1]	Glaukos Corp.	32,144,000
1,379,900	[1]	Horizon Discovery Group PLC	4,688,210
145,000	[1]	IDEXX Laboratories, Inc.	24,136,700
180,000	[1]	Insulet Corp.	9,055,800
925,000	[1,5]	Intersect ENT, Inc.	25,345,000
1	[3,4]	Latin Healthcare Fund	379,797
6,325,000	[1,5]	Minerva Neurosciences, Inc.	42,061,250
1,000,000	[1]	Nektar Therapeutics	21,830,000
240,000	[1]	Nevro Corp.	20,654,400
1,500,000	[1,5]	Otonomy, Inc.	28,200,000
405,000	[1]	Penumbra, Inc.	33,068,250
880,000	[1,2]	Poxel SA	6,001,648
10,171,017	[1,5]	Progenics Pharmaceuticals, Inc.	61,331,232
1,849,866	[1,2]	Protalix Biotherapeutics, Inc.	1,257,909
750,000	[1]	Repligen Corp.	30,202,500
770,000	[1]	SAGE Therapeutics, Inc.	61,407,500
3,325,000	[1,2,5]	SCYNEXIS, Inc.	5,719,000
700,000	[1,2,5]	Seres Therapeutics, Inc.	9,471,000
959,018	[1,4,5]	Soteira, Inc.	0
1,185,000	[1,5]	Spark Therapeutics, Inc.	84,135,000
2,480,327	[1,5]	SteadyMed Ltd.	16,129,444
117,816	[1,5]	SteadyMed Ltd.	368,764
1,173,832	[1,5]	SteadyMed Ltd.	7,453,833
175,000		Stryker Corp.	25,742,500
225,000	[1,2]	Tesaro, Inc.	28,723,500
350,000	[1]	Ultragenyx Pharmaceutical, Inc.	23,212,000
2,570,000	[1]	Veeva Systems, Inc.	163,863,200
1,080,000	[1]	Versartis, Inc.	19,980,000
1,000,000	[1,2,5]	Zogenix, Inc.	12,000,000
		TOTAL	1,521,584,849
		Industrials—7.4%
1,675,000		Air Lease Corp.	66,296,500
661,500	[1]	Dycom Industries, Inc.	59,931,900
404,875		Heico Corp.	32,539,804
2

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
625,000		KAR Auction Services, Inc.	$26,275,000
563,434	[1]	MRC Global, Inc.	9,206,512
150,000		Raytheon Co.	25,765,500
340,000		Roper Technologies, Inc.	79,036,400
350,000	[1]	Verisk Analytics, Inc.	30,541,000
150,000	[1]	WageWorks, Inc.	9,780,000
900,000	[1]	XPO Logistics, Inc.	54,099,000
292,682	[1,2]	ZTO Express (Cayman), Inc., ADR	4,384,376
		TOTAL	397,855,992
		Information Technology—24.0%
120,000	[1]	Adobe Systems, Inc.	17,578,800
3,800,000	[1]	Advanced Micro Devices, Inc.	51,718,000
408,000	[1]	Alibaba Group Holding Ltd., ADR	63,219,600
625,000		Amadeus IT Group S.A.	38,507,236
350,000		Broadcom Ltd.	86,331,000
244,200		Cognex Corp.	23,213,652
258,000	[1]	CoStar Group, Inc.	71,091,900
885,000	[1,2]	Coupa Software, Inc.	27,196,050
146,700	[1]	Delivery Hero GmbH	4,810,479
7,873,765	[1]	Evry AS	29,440,812
1,059,322	[1,3,4]	Expand Networks Ltd.	0
3,260,000	[1,2]	GDS Holdings Ltd., ADR	30,513,600
965,000	[1]	GoDaddy, Inc.	41,475,700
800,000	[1,2]	GrubHub, Inc.	36,904,000
1,603,000		Marvell Technology Group Ltd.	24,942,680
1,415,000	[1]	Microsemi Corp.	73,693,200
275,000	[1]	MindBody, Inc.	7,136,250
660,000		NIC, Inc.	10,725,000
570,000	[1]	Q2 Holdings, Inc.	22,173,000
1,423,600	[1]	RADWARE Ltd.	24,656,752
500,000	[1]	RealPage, Inc.	19,375,000
180,000	[1]	Red Hat, Inc.	17,796,600
683,086		STMicroelectronics N.V., ADR	11,509,999
515,000	[1]	Salesforce.com, Inc.	46,762,000
3,751	[1,3,4]	Sensable Technologies, Inc.	0
1,120,000	[1]	ServiceNow, Inc.	123,704,000
416,500	[1,2]	Shopify, Inc.	38,472,105
1,568,791	[1]	Splunk, Inc.	94,143,148
415,000	[1]	Tyler Technologies, Inc.	71,301,150
780,000	[1]	Vantiv, Inc.	49,569,000
1,075,000	[1]	Workday, Inc.	109,768,250
625,000	[1,2]	Zillow Group, Inc.	28,225,000
		TOTAL	1,295,953,963
		Materials—4.7%
282,500		Albemarle Corp.	32,713,500
155,000		Eagle Materials, Inc.	14,585,500
572,400	[1]	Ingevity Corp.	33,485,400
250,000		Martin Marietta Materials	56,607,500
235,000		Sherwin-Williams Co.	79,258,450
3

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Materials—continued
530,000		Westlake Chemical Corp.	$37,290,800
		TOTAL	253,941,150
		Real Estate—2.2%
300,000	[1]	CBRE Group, Inc.	11,397,000
445,000		Crown Castle International Corp.	44,758,100
200,000		Lamar Advertising Co.	14,114,000
450,000		MGM Growth Properties LLC	13,468,500
535,000		Ryman Hospitality Properties	33,485,650
		TOTAL	117,223,250
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,852,162,202)	4,584,319,354
		CORPORATE BOND—0.0%
		Health Care—0.0%
2,415,000		Protalix Biotherapeutics, Inc., Conv. Bond, 7.50%, 11/15/2021 (IDENTIFIED COST $3,220,000)	2,441,285
		PREFERRED STOCK—0.0%
		Information Technology—0.0%
679,348	[1,3,4]	Multiplex, Inc., Pfd., Series C (IDENTIFIED COST $5,000,001)	0
		WARRANTS—0.1%
		Health Care—0.1%
3,445,000	[1,5]	ContraFect Corp., Warrants	1,437,254
1,735,000	[1,5]	ContraFect Corp., Warrants	1,005,606
848,250	[1,5]	SCYNEXIS, Inc., Warrants	673,426
		TOTAL WARRANTS (IDENTIFIED COST $51,800)	3,116,286
		INVESTMENT COMPANIES—17.1%
166,072,696	[5,6]	Federated Government Obligations Fund, Institutional Shares, 0.86%[7]	166,072,696
756,818,618	[5]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.16%[7]	756,969,982
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $922,991,307)	923,042,678
		TOTAL INVESTMENTS—102.0% (IDENTIFIED COST $3,783,425,310)[8]	5,512,919,603
		OTHER ASSETS AND LIABILITIES - NET—(2.0)%[9]	(109,213,457)
		TOTAL NET ASSETS—100%	$5,403,706,146
At July 31, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
1S&P 500 E-Mini Index Short Futures	352	$43,436,800	September 2017	$(632,104)
The average notional value of short futures contracts held by the Fund throughout the period was $ 38,226,004. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

Market Value of Securities Loan	Market Value of Collateral
$158,849,359	$166,072,696
4

3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2017, these restricted securities amounted to $1,140,637, which represented 0.0% of total net assets.

Security	Acquisition Date	Cost	Market Value
Apollo Investment Fund V	5/18/2001	$0	$196,072
Expand Networks Ltd.	9/22/2000	$2,500,000	$0
FA Private Equity Fund IV LP	3/4/2002	$30,086	$564,768
Infrastructure Fund	8/11/2000	$404,496	$0
Latin Healthcare Fund	11/28/2000	$0	$379,797
Multiplex, Inc., Pfd., Series C	2/22/2001	$5,000,001	$0
Sensable Technologies, Inc.	10/15/2004	$0	$0
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the ”Trustees”).
5	Affiliated companies and holdings.

Affiliates	Balance of Shares Held 10/31/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 7/31/2017	Value	Dividend Income
arGEN-x N.V.	1,359,250	866,000	(433,000)	1,792,250	$37,351,557	$—
ContraFect Corp.	1,735,000	3,445,000	—	5,180,000	$6,734,000	—
ContraFect Corp.,Warrants	1,735,000	—	—	1,735,000	$1,005,606	—
ContraFect Corp.,Warrants	—	3,445,000	—	3,445,000	$1,437,254	—
Corcept Therapeutics, Inc.	12,439,968	1,149,768	(2,089,736)	11,500,000	$143,405,000	—
*Dyax Corp. - CVR	8,829,511	—	—	8,829,511	$21,102,531	—
*Dynavax Technologies Corp.	2,100,000	212,166	(312,166)	2,000,000	$31,700,000	—
*Egalet Corp.	1,700,000	300,000	(1,000,000)	1,000,000	$1,320,000	—
*Galapagos NV	881,500	—	(356,500)	525,000	$41,822,068	—
*Galapagos NV, ADR	956,807	—	(91,807)	865,000	$68,637,750	—
Hamilton Lane, Inc.	—	865,685	—	865,685	$19,443,285	—
*Intersect ENT, Inc.	1,430,000	—	(505,000)	925,000	$25,345,000	—
Minerva Neurosciences, Inc.	5,319,140	1,005,860	—	6,325,000	$42,061,250	—
Otonomy, Inc.	2,500,000	—	(1,000,000)	1,500,000	$28,200,000	—
Progenics Pharmaceuticals, Inc.	11,301,600	—	(1,130,583)	10,171,017	$61,331,232	—
SCYNEXIS, Inc.	2,635,000	690,000	—	3,325,000	$5,719,000	—
SCYNEXIS, Inc. Warrants	848,250	—	—	848,250	$673,426	—
*Seres Therapeutics, Inc.	1,000,000	—	(300,000)	700,000	$9,471,000	—
Soteira, Inc.	959,018	—	—	959,018	0	—
*Spark Therapeutics, Inc.	1,400,000	206,139	(421,139)	1,185,000	$84,135,000	—
SteadyMed Ltd.	1,200,000	1,280,327	—	2,480,327	16,129,444	—
SteadyMed Ltd.	117,816	—	—	117,816	368,764	—
SteadyMed Ltd.	1,173,832	—	—	1,173,832	$7,453,833	—
*Zogenix, Inc.	870,000	430,000	(300,000)	1,000,000	$12,000,000	—
TOTAL OF AFFILIATED COMPANIES	62,491,692	13,895,945	(7,939,931)	68,447,706	$666,847,000	$—
*	At July 31, 2017, the Fund no longer has ownership of at least 5% of the voting shares.
Transactions involving the affiliated holdings during the period ended July 31, 2017, were as follows:
Affiliates	Balance of Shares Held 10/31/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 7/31/2017	Value	Dividend Income
Federated Government Obligations Fund, Institutional Shares	298,168,770	1,069,593,576	(1,201,689,650)	166,072,696	$166,072,696	$748,826
Federated Institutional Prime Value Obligations Fund, Institutional Shares	568,092,887	1,525,666,428	(1,336,940,697)	756,818,618	$756,969,982	$4,119,637
TOTAL OF AFFILIATED TRANSACTIONS	866,261,657	2,595,260,004	(2,538,630,347)	922,891,314	923,042,678	$4,868,463
6	All or a portion of this security is held as collateral for securities lending.
7	7-day net yield.
5

8	At July 31, 2017, the cost of investments for federal tax purposes was $3,783,425,310. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from (a) futures contracts and (b) the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities was $1,729,494,293. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,778,574,433 and net unrealized depreciation from investments for those securities having an excess of cost over value of $49,080,140.
9	Assets, other than investments in securities, less liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the securities and reinvests the collateral in certain short-term securities such as repurchase agreements or money market mutual funds.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
6

The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of July 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$3,779,386,361	$—	$22,243,168	$3,801,629,529
International	782,689,825	—	—	782,689,825
Preferred Stocks
Domestic	—	—	0	0
Debt Securities:
Corporate Bonds	—	2,441,285	—	2,441,285
Warrants	—	3,116,286	—	3,116,286
Investment Companies	923,042,678	—	—	923,042,678
TOTAL SECURITIES	$5,485,118,864	$5,557,571	$22,243,168	$5,512,919,603
Other Financial Instruments[1]
Assets	$—	$—	$—	$—
Liabilities	(632,104)	—	—	(632,104)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(632,104)	$—	$—	$(632,104)
1	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
CVR	—Contingent Value Right
7
Federated Kaufmann Large Cap Fund
Portfolio of Investments
July 31, 2017 (unaudited)
Shares			Value
		COMMON STOCKS—91.6%
		Consumer Discretionary—15.1%
80,400	[1]	Amazon.com, Inc.	$79,417,512
740,500		Hilton Worldwide Holdings, Inc.	46,303,465
340,000		Home Depot, Inc.	50,864,000
915,000		Las Vegas Sands Corp.	56,373,150
20	[1,2]	New Cotai LLC/Capital	412,539
850,000		Starbucks Corp.	45,883,000
776,000		TJX Cos., Inc.	54,560,560
235,000	[1]	Ulta Beauty, Inc.	59,034,350
265,000		Walt Disney Co.	29,131,450
332,300		Whirlpool Corp.	59,109,524
		TOTAL	481,089,550
		Consumer Staples—1.2%
205,000		Constellation Brands, Inc., Class A	39,636,750
		Energy—1.0%
205,000		Pioneer Natural Resources, Inc.	33,435,500
		Financials—6.4%
1,020,000		American International Group, Inc.	66,759,000
164,000		BlackRock, Inc.	69,950,920
715,000		JPMorgan Chase & Co.	65,637,000
		TOTAL	202,346,920
		Health Care—20.1%
518,100	[1]	Alexion Pharmaceuticals, Inc.	71,155,854
226,900	[1]	Align Technology, Inc.	37,944,487
1,840,000	[1]	Boston Scientific Corp.	48,980,800
468,000	[1]	Edwards Lifesciences Corp.	53,904,240
371,000	[1]	Galapagos NV, ADR	29,438,850
377,200	[1]	Genmab A/S	85,653,045
393,000	[1]	IDEXX Laboratories, Inc.	65,418,780
550,000	[1]	Incyte Genomics, Inc.	73,309,500
227,534		Stryker Corp.	33,470,251
1,025,265	[1]	Veeva Systems, Inc.	65,370,897
1,200,000		Zoetis, Inc.	75,024,000
		TOTAL	639,670,704
		Industrials—9.4%
1,310,000	[1]	AerCap Holdings NV	64,321,000
373,000		FedEx Corp.	77,595,190
698,000		Ingersoll-Rand PLC, Class A	61,340,240
659,665		Osram Licht AG	55,006,526
237,000		Raytheon Co.	40,709,490
		TOTAL	298,972,446
		Information Technology—28.4%
340,000	[1]	Alibaba Group Holding Ltd., ADR	52,683,000
102,200	[1]	Alphabet, Inc.	96,630,100
910,000		Amadeus IT Group S.A.	56,066,535
446,000		Broadcom Ltd.	110,010,360
608,167	[1]	Facebook, Inc.	102,932,265
923,000		Marvell Technology Group Ltd.	14,361,880
1

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
595,000		Mastercard, Inc.	$76,041,000
870,000		Microsoft Corp.	63,249,000
370,000	[1]	Red Hat, Inc.	36,581,900
930,000	[1]	Salesforce.com, Inc.	84,444,000
338,500	[1]	ServiceNow, Inc.	37,387,325
475,000	[1]	Splunk, Inc.	28,504,750
1,150,000	[1]	Vantiv, Inc.	73,082,500
722,400		Visa, Inc., Class A	71,922,144
		TOTAL	903,896,759
		Materials—3.5%
260,000		Martin Marietta Materials	58,871,800
157,445		Sherwin-Williams Co.	53,101,475
		TOTAL	111,973,275
		Real Estate—3.6%
1,300,000	[1]	CBRE Group, Inc.	49,387,000
641,000		Crown Castle International Corp.	64,471,780
		TOTAL	113,858,780
		Telecommunication Services—2.9%
1,495,000	[1]	T-Mobile USA, Inc.	92,181,700
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,993,052,772)	2,917,062,384
		INVESTMENT COMPANY—7.5%
239,679,837	[3]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.16%[4] (IDENTIFIED COST $239,712,414)	239,727,773
		TOTAL INVESTMENTS—99.1% (IDENTIFIED COST $2,232,765,186)[5]	3,156,790,157
		OTHER ASSETS AND LIABILITIES - NET—0.9%[6]	27,877,102
		TOTAL NET ASSETS—100%	$3,184,667,259
1	Non-income-producing security.
2	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
3	Affiliated holding.

Affiliates	Balance of Shares Held 10/31/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 7/31/2017	Value	Dividend Income
Federated Institutional Prime Value Obligations Fund, Institutional Shares	293,564,326	758,097,331	(811,981,820)	239,679,837	$239,727,773	$1,088,001
4	7-day net yield.
5	At July 31, 2017, the cost of investments for federal tax purposes was $2,232,765,186. The net unrealized appreciation of investments for federal tax purposes was $924,024,971. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $932,413,285 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,388,314.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
2

■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include.
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts.
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded.
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
3

The following is a summary of the inputs used, as of July 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$2,387,768,409	$—	$412,539	$2,388,180,948
International	332,155,330	196,726,106	—	528,881,436
Investment Company	239,727,773	—	—	239,727,773
TOTAL SECURITIES	$2,959,651,512	$196,726,106	$412,539	$3,156,790,157
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
4
Federated Kaufmann Small Cap Fund
Portfolio of Investments
July 31, 2017 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—94.7%
		Consumer Discretionary—13.7%
145,300	[1]	AMC Entertainment Holdings, Inc.	$2,964,120
293,400		Camping World Holdings, Inc.	9,377,064
190,000	[1,2]	Canada Goose Holdings, Inc.	3,621,400
410,000		Clubcorp Holdings, Inc.	6,949,500
14,000	[1]	Cracker Barrel Old Country Store, Inc.	2,176,300
100,000	[2]	Dave & Buster's Entertainment, Inc.	6,211,000
168,400	[1,2]	Duluth Holdings, Inc.	3,263,592
290,000	[1,2]	Floor & Decor Holdings, Inc.	10,039,800
492,500	[1,2]	J. Jill, Inc.	6,028,200
60,000	[3,4]	Maisons du Monde SA	2,224,910
250,000		Moncler S.p.A	6,717,436
9,203,000		NagaCorp Limited	5,604,285
270,000	[2]	Planet Fitness, Inc.	6,118,200
618,805		Samsonite International SA	2,595,303
113,500		Six Flags Entertainment Corp.	6,454,745
32,900		Vail Resorts, Inc.	6,934,004
270,000	[1,2]	Wingstop, Inc.	8,102,700
152,200	[1,2]	Yoox Net-A-Porter Group	5,038,932
142,700	[1,2]	Zoe's Kitchen, Inc.	1,613,937
		TOTAL	102,035,428
		Consumer Staples—1.1%
90,000	[2]	Blue Buffalo Pet Products, Inc.	2,013,300
246,500	[1,2]	elf Beauty, Inc.	6,253,705
		TOTAL	8,267,005
		Energy—1.2%
1,278,900	[2]	Independence Contract Drilling, Inc.	4,949,343
97,174	[1,2]	NCS Multistage Holdings, Inc.	2,181,556
63,500		US Silica Holdings, Inc.	1,849,755
		TOTAL	8,980,654
		Financials—5.2%
31,200		Affiliated Managers Group	5,797,896
350,000		Chimera Investment Corp.	6,587,000
565,000	[2,3,4]	doBank S.p.A.	7,337,254
874,310		FinecoBank Banca Fineco SPA	7,670,198
270,916	[2,5]	Hamilton Lane, Inc.	6,084,773
206,200		Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4,794,150
		TOTAL	38,271,271
		Health Care—24.8%
178,031	[2]	Amphastar Pharmaceuticals, Inc.	3,076,376
200,000	[1,2]	AnaptysBio, Inc.	4,866,000
253,414	[2,5]	arGEN-x N.V.	5,281,299
51,750	[2]	Argenx SE, ADR	1,069,155
690,000	[2,5]	ContraFect Corp.	897,000
1,089,313	[2,5]	Corcept Therapeutics, Inc.	13,583,733
1,000,000	[2]	Cryoport, Inc.	6,670,000
1

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
125,000	[2,5,6]	Dyax Corp.	$298,750
550,000	[2,5]	Dynavax Technologies Corp.	8,717,500
207,000	[1,2,5]	Egalet Corp.	273,240
93,500	[1,2]	Entellus Medical, Inc.	1,640,925
28,400	[1,2]	GW Pharmaceuticals PLC, ADR	3,174,552
99,100	[2]	Galapagos NV	7,894,413
96,900	[2]	Galapagos NV, ADR	7,689,015
200,000	[2]	GenMark Diagnostics, Inc.	2,366,000
150,000	[2]	Glaukos Corp.	6,027,000
26,300	[2]	Insulet Corp.	1,323,153
260,475	[2,5]	Intersect ENT, Inc.	7,137,015
100,000	[1,2]	iRhythm Technologies, Inc.	4,136,000
110,000	[2]	K2M Group Holdings, Inc.	2,676,300
1,055,000	[1,2,5]	Minerva Neurosciences, Inc.	7,015,750
75,000	[2]	Nektar Therapeutics	1,637,250
547,300	[2]	NeoGenomics, Inc.	5,171,985
41,800	[2]	Nevro Corp.	3,597,308
255,000	[2,5]	Otonomy, Inc.	4,794,000
58,465	[1,2]	Penumbra, Inc.	4,773,667
490,000	[2,5]	Progenics Pharmaceuticals, Inc.	2,954,700
57,613	[1,2]	Protalix Biotherapeutics, Inc.	39,177
75,000	[2]	Repligen Corp.	3,020,250
89,900	[2]	SAGE Therapeutics, Inc.	7,169,525
800,000	[1,2,5]	SCYNEXIS, Inc.	1,376,000
148,920	[2,5]	Spark Therapeutics, Inc.	10,573,320
495,300	[2,5]	SteadyMed Ltd.	4,463,478
409,417	[2,3,5]	SteadyMed Ltd.	1,281,475
149,400	[2,3,5]	SteadyMed Ltd.	948,690
32,500	[1,2]	Tesaro, Inc.	4,148,950
58,600	[2]	Ultragenyx Pharmaceutical, Inc.	3,886,352
260,000	[2]	Veeva Systems, Inc.	16,577,600
525,000	[1,2]	Veracyte, Inc.	4,200,000
325,000	[2]	Versartis, Inc.	6,012,500
153,100	[2,5]	Zogenix, Inc.	1,837,200
		TOTAL	184,276,603
		Industrials—10.6%
222,500		Air Lease Corp.	8,806,550
735,000		Aramex PJSC	1,060,274
1,470,000	[2,3,4]	Biffa PLC	4,369,464
100,000	[2]	Dycom Industries, Inc.	9,060,000
325,000	[1,2]	Global Ports Holding Ltd.	2,979,963
148,400	[2]	JELD-WEN Holding, Inc.	4,845,260
144,600		KAR Auction Services, Inc.	6,078,984
502,800	[1,2]	Kornit Digital Ltd.	10,407,960
47,620	[2]	MRC Global, Inc.	778,111
112,000	[2]	Mercury Systems, Inc.	4,917,920
521,600	[2]	Milacron Holdings Corp.	9,378,368
103,000	[5]	REV Group, Inc.	2,755,250
289,500	[2]	Titan Machinery, Inc.	5,167,575
2

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Industrials—continued
20,716	[2]	WageWorks, Inc.	$1,350,683
115,000	[2]	XPO Logistics, Inc.	6,912,650
		TOTAL	78,869,012
		Information Technology—31.5%
89,800	[2]	2U, Inc.	4,647,150
110,000	[2]	Accesso Technology Group PLC	2,372,920
512,000	[1,2]	Adesto Technologies Corp.	2,483,200
183,200	[2]	Alarm.com Holdings, Inc.	6,967,096
300,000	[1,2]	Alteryx, Inc.	6,036,000
114,000	[2]	Atlassian Corp. PLC	4,083,480
100,000	[1,2]	Blackline, Inc.	3,877,000
475,000	[2]	Box, Inc.	8,953,750
205,000	[1,2]	BroadSoft, Inc.	9,030,250
231,900	[2]	CalAmp Corp.	4,429,290
1,630,000	[1,2]	Camtek Ltd.	8,573,800
250,000	[1,2]	Cloudera, Inc.	4,312,500
34,400	[2]	CoStar Group, Inc.	9,478,920
100,000	[2]	Coupa Software, Inc.	3,073,000
19,900	[2]	Delivery Hero GmbH	652,546
120,000	[2]	Envestnet, Inc.	4,686,000
335,000	[2]	GTT Communications, Inc.	10,234,250
135,000	[1,2]	Globant SA	6,205,950
182,700	[2]	GoDaddy, Inc.	7,852,446
300,000	[1,2]	Gridsum Holding, Inc., ADR	2,259,000
141,000	[1,2]	GrubHub, Inc.	6,504,330
400,000	[2]	Ichor Holdings Ltd.	9,192,000
175,000	[2]	Instructure, Inc.	5,661,250
200,000	[2]	Microsemi Corp.	10,416,000
344,000	[1,2]	Mimecast Ltd.	9,652,640
196,900	[2]	MindBody, Inc.	5,109,555
100,000		NIC, Inc.	1,625,000
450,000	[1,2]	Oclaro, Inc.	4,401,000
1,170,000	[2]	Paysafe Group PLC	9,105,389
170,000	[2]	Q2 Holdings, Inc.	6,613,000
200,000	[2]	Quantenna Communications, Inc.	4,042,000
322,500	[2]	RADWARE Ltd.	5,585,700
318,000	[1,2]	Rapid7, Inc.	4,830,420
145,800	[2]	RealPage, Inc.	5,649,750
50,000	[2]	RingCentral, Inc.	1,740,000
90,000	[1,2]	Shopify, Inc.	8,313,300
90,000	[2]	ShotSpotter, Inc.	1,076,850
1,800,000	[2]	Sigma Designs, Inc.	11,700,000
85,000	[2,3,4]	Takeaway.com Holding BV	3,883,550
300,000	[1,2]	Tintri, Inc.	2,016,000
35,300	[2]	Tyler Technologies, Inc.	6,064,893
		TOTAL	233,391,175
		Materials—3.2%
43,100		Eagle Materials, Inc.	4,055,710
162,500		Huntsman Corp.	4,325,750
3

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Materials—continued
94,500	[2]	Kraton Corp.	$3,515,400
140,000	[2]	Summit Materials, Inc.	3,981,600
101,500	[1,2]	U.S. Concrete, Inc.	7,952,525
		TOTAL	23,830,985
		Real Estate—2.3%
110,000		Cyrusone, Inc.	6,568,100
135,000		MGM Growth Properties LLC	4,040,550
4,000	[2]	Redfin Corp.	96,520
106,700		Ryman Hospitality Properties	6,678,353
		TOTAL	17,383,523
		Telecommunication Services—0.6%
672,200	[3,4]	Infrastrutture Wireless Italiane SPA	4,344,686
		Utilities—0.5%
220,300	[1,2]	Aquaventure Holdings Ltd.	3,522,597
		TOTAL COMMON STOCKS (IDENTIFIED COST $447,355,790)	703,172,939
		WARRANTS—0.1%
		Health Care—0.1%
467,500	[2,5]	ContraFect Corp., Warrants	195,041
222,500	[2,5]	ContraFect Corp., Warrants	128,961
109,440	[2,5]	SCYNEXIS, Inc., Warrants	86,885
		TOTAL WARRANTS (IDENTIFIED COST $6,900)	410,887
		INVESTMENT COMPANIES—13.6%[5]
71,220,928	[8]	Federated Government Obligations Fund, Institutional Shares, 0.86%[7]	71,220,928
29,512,515		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.16%[7]	29,518,418
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $100,736,265)	100,739,346
		TOTAL INVESTMENTS—108.4% (IDENTIFIED COST $548,098,955)[9]	804,323,172
		OTHER ASSETS AND LIABILITIES-NET—(8.4)%[10]	(62,370,196)
		TOTAL NET ASSETS—100%	$741,952,976
1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of July 31, 2017, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities on Loan	Market Value of Collateral
$67,995,038	$71,220,928
2	Non-income-producing security.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2017, these restricted securities amounted to $24,390,029, which represented 3.3% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2017, these liquid restricted securities amounted to $22,159,864, which represented 3.0% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A, that have been deemed liquid by the Trustees, if applicable held at July 31, 2017, is as follows:
Security	Acquisition Date	Cost	Market Value
SteadyMed Ltd.	1/26/2015	$3,475,000	$1,281,475
SteadyMed Ltd.	7/29/2016	$467,622	$948,690
4

5	Affiliated companies and holdings.
Transactions involving affiliated companies during the period ended July 31, 2017, were as follows:
Affiliates	Balance of Shares Held 10/31/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 7/31/2017	Value	Dividend Income
arGEN-x	197,014	56,400	—	253,414	$5,281,299	$—
ContraFect Corp.	222,500	467,500	—	690,000	$897,000	—
ContraFect Corp., Warrants	—	467,500	—	467,500	$195,041	—
ContraFect Corp., Warrants	222,500	—	—	222,500	$128,961	—
Corcept Therapeutics, Inc.	1,130,000	65,566	(106,253)	1,089,313	$13,583,733	—
Dyax Corp.	125,000	—	—	125,000	$298,750	—
*Dynavax Technologies Corp.	1,000,000	23,515	(473,515)	550,000	$8,717,500	—
*Egalet Corp.	332,000	—	(125,000)	207,000	$273,240	—
Hamilton Lane, Inc.	—	270,916	—	270,916	$6,084,773	—
*Intersect ENT, Inc.	361,903	—	(101,428)	260,475	$7,137,015	—
Minerva Neurosciences, Inc.	916,620	138,380	—	1,055,000	$7,015,750	—
Otonomy, Inc.	514,529	—	(259,529)	255,000	$4,794,000	—
Progenics Pharmaceuticals, Inc.	1,020,000	3,130	(533,130)	490,000	$2,954,700	—
*REV Group, Inc.	—	216,000	(113,000)	103,000	$2,755,250	—
SCYNEXIS, Inc.	707,000	93,000	—	800,000	$1,376,000	—
SCYNEXIS, Inc., Warrants	109,440	—	—	109,440	$86,885	—
*Spark Therapeutics, Inc.	188,000	33,785	(72,865)	148,920	$10,573,320	—
SteadyMed Ltd.	409,417	—	—	409,417	$1,281,475	—
SteadyMed Ltd.	345,900	149,400	—	495,300	$4,463,478	—
SteadyMed Ltd.	149,400	—	—	149,400	$948,690	—
*Zogenix, Inc.	185,000	—	(31,900)	153,100	$1,837,200	—
**Zogenix Inc., Warrants	1,896,750	—	(1,896,750)	—	—	—
TOTAL OF AFFILIATED COMPANIES	10,032,973	1,835,692	(3,563,970)	8,304,695	$80,684,060	$—
*	At July 31, 2017, the Fund no longer has ownership of at least 5% of the voting shares.
**	At July 31, 2017, the security is no longer held in the Fund's portfolio of investments.
Transactions involving the affiliated holdings during the period ended July 31, 2017, were as follows:
	Balance of Shares Held 10/31/2016	Purchases/ Additions	Sales/ Reductions	Balance of hares Held 7/31/2017	Value	Dividend Income
Federated Government Obligations Fund, Institutional Shares	72,359,842	265,135,471	(266,274,385)	71,220,928	$71,220,928	$259,401
Federated Institutional Prime Value Obligations Fund, Institutional Shares	19,064,290	145,330,493	(134,882,268)	29,512,515	$29,518,418	$188,732
TOTAL OF AFFILIATED TRANSACTIONS	91,424,132	410,465,964	(401,156,653)	100,733,443	$100,739,346	$448,133
6	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
7	7-day net yield.
8	All or a portion of this security is held as collateral for securities lending.
9	At July 31, 2017, the cost of investments for federal tax purposes was $548,098,955. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities was $256,224,217. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $272,715,909 and net unrealized depreciation from investments for those securities having an excess of cost over value of $16,491,692.
10	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2017.
5

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
6

Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of July 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$538,168,462	$—	$298,750	$538,467,212
International	164,705,727	—	—	164,705,727
Warrants	—	410,887	—	410,887
Investment Companies	100,739,346	—	—	100,739,346
TOTAL SECURITIES	$803,613,535	$410,887	$298,750	$804,323,172
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
7
Federated MDT Mid Cap Growth Fund
Portfolio of Investments
July 31, 2017 (unaudited)
Shares			Value
		COMMON STOCKS—98.1%
		Basic Industries—4.2%
32,071		Avery Dennison Corp.	$2,980,358
25,684	[1]	Axalta Coating Systems Ltd.	809,046
35,691	[1]	Berry Global Group, Inc.	2,001,551
21,696		Chemours Co./The	1,032,947
1,260		Newmarket Corp.	579,739
38,751	[1]	Owens-Illinois, Inc.	926,149
53,989		RPM International, Inc.	2,800,409
27,044	[1]	Univar, Inc.	839,446
9,420		Westlake Chemical Corp.	662,791
		TOTAL	12,632,436
		Capital Goods—9.7%
178,285		Allison Transmission Holdings, Inc.	6,739,173
13,298		Graco, Inc.	1,543,100
20,281		Grainger (W.W.), Inc.	3,381,654
6,522		Parker-Hannifin Corp.	1,082,521
170,451		Pitney Bowes, Inc.	2,682,899
32,556		Roper Technologies, Inc.	7,567,968
7,877		Spirit AeroSystems Holdings, Inc., Class A	476,007
3,804	[1]	Transdigm Group, Inc.	1,073,260
36,483	[1]	United Rentals, Inc.	4,340,018
		TOTAL	28,886,600
		Consumer Cyclicals—17.3%
27,082	[1]	AMC Networks, Inc.	1,731,894
10,253	[1]	AutoZone, Inc.	5,534,774
19,541	[1]	Burlington Stores, Inc.	1,700,653
24,056	[1]	CoStar Group, Inc.	6,628,631
178,108	[1]	Discovery Communications, Inc.	4,381,457
14,674	[1]	Dollar Tree, Inc.	1,057,702
3,110		Expedia, Inc.	486,622
72,035		Foot Locker, Inc.	3,399,332
97,759	[1]	GoDaddy, Inc.	4,201,682
26,550		Kohl's Corp.	1,097,843
98,760	[1]	MSG Networks, Inc.	2,113,464
29,603	[1]	Michaels COS, Inc.	596,204
124,649		Nielsen Holdings PLC	5,361,153
17,508	[1]	O'Reilly Automotive, Inc.	3,576,884
146,527		R.R. Donnelley & Sons Co.	1,811,074
10,039		Ross Stores, Inc.	555,357
57,707	[1]	ServiceMaster Global Holdings, Inc.	2,536,800
209,818	[1]	Urban Outfitters, Inc.	4,110,335
4,359		Wynn Resorts Ltd.	563,793
		TOTAL	51,445,654
		Consumer Durables—5.2%
96,064		D. R. Horton, Inc.	3,428,524
129,733		Goodyear Tire & Rubber Co.	4,087,887
30,698		Harley-Davidson, Inc.	1,494,072
2,089		Lear Corp.	309,569
1

Shares			Value
		COMMON STOCKS—continued
		Consumer Durables—continued
63,865		Lennar Corp., Class A	$3,349,080
5,560		Snap-On, Inc.	857,352
51,244		Toll Brothers, Inc.	1,977,506
		TOTAL	15,503,990
		Consumer Staples—6.2%
63,262		Block (H&R), Inc.	1,929,491
82,870		Dr. Pepper Snapple Group, Inc.	7,554,429
121,815		GNC Holdings, Inc.	1,158,461
32,613		Ingredion, Inc.	4,021,835
5,903		Spectrum Brands Holdings, Inc.	681,442
54,297		Tupperware Brands Corp.	3,296,371
		TOTAL	18,642,029
		Energy—1.0%
37,438		Cabot Oil & Gas Corp., Class A	931,083
6,167	[1]	Cheniere Energy, Inc.	278,749
16,963		Cimarex Energy Co.	1,679,846
		TOTAL	2,889,678
		Financial Services—16.4%
4,865		Alliance Data Systems Corp.	1,174,557
112,300		Ally Financial, Inc.	2,542,472
52,193		Ameriprise Financial, Inc.	7,561,722
156,358		Citizens Financial Group, Inc.	5,485,039
132,927	[1]	CoreLogic, Inc.	6,054,825
8,347		Dun & Bradstreet Corp.	924,514
12,134		Equifax, Inc.	1,764,769
59,127	[1]	TransUnion	2,709,790
123,798	[1]	Vantiv, Inc.	7,867,363
43,647		Waddell & Reed Financial, Inc., Class A	902,183
239,190		Western Union Co.	4,724,002
164,405		XL Group Ltd.	7,299,582
		TOTAL	49,010,818
		Health Care—15.2%
5,080	[1]	Agios Pharmaceuticals, Inc.	284,175
43,247	[1]	Align Technology, Inc.	7,232,196
19,256	[1]	Alnylam Pharmaceuticals, Inc.	1,593,241
6,516	[1]	BioMarin Pharmaceutical, Inc.	571,649
12,223	[1]	Charles River Laboratories International, Inc.	1,200,299
17,424	[1]	DaVita HealthCare Partners, Inc.	1,128,727
27,838	[1]	Edwards Lifesciences Corp.	3,206,381
48,061	[1]	Exelixis, Inc.	1,302,934
17,389	[1]	HCA Healthcare, Inc.	1,397,032
25,892	[1]	Henry Schein, Inc.	4,717,781
57,212		Hill-Rom Holdings, Inc.	4,263,438
40,789	[1]	IDEXX Laboratories, Inc.	6,789,737
6,104	[1]	Mettler-Toledo International, Inc.	3,498,080
41,699	[1]	Neurocrine Biosciences, Inc.	2,002,803
12,733	[1]	Waters Corp.	2,208,412
11,049	[1]	Weight Watchers International, Inc.	395,775
5,669	[1]	Wellcare Health Plans, Inc.	1,003,356
20,000		Zimmer Biomet Holdings, Inc.	2,426,400
		TOTAL	45,222,416
2

Shares			Value
		COMMON STOCKS—continued
		Information Technology—21.9%
166,369		Applied Materials, Inc.	$7,371,810
6,368	[1]	Arista Networks, Inc.	950,679
49,871		Cognex Corp.	4,740,737
4,666		DXC Technology Co.	365,721
6,977	[1]	F5 Networks, Inc.	842,473
152,610	[1]	Fortinet, Inc.	5,632,835
4,642		Fortive Corp.	300,523
68,293		KLA-Tencor Corp.	6,325,981
45,877		Lam Research Corp.	7,315,546
46,645		Microchip Technology, Inc.	3,733,466
29,777		Motorola, Inc.	2,700,178
67,153	[1]	NCR Corp.	2,541,741
6,502		NVIDIA Corp.	1,056,640
14,820		NetApp, Inc.	643,484
38,835	[1]	Red Hat, Inc.	3,839,616
47,426	[1]	ServiceNow, Inc.	5,238,202
13,461		Universal Display Corp.	1,623,397
96,833	[1]	Veeva Systems, Inc.	6,174,072
39,159	[1]	Workday, Inc.	3,998,526
		TOTAL	65,395,627
		Transportation—1.0%
92,593	[1]	Jet Blue Airways Corp.	2,030,564
14,057	[1]	United Continental Holdings, Inc.	951,378
		TOTAL	2,981,942
		TOTAL COMMON STOCKS (IDENTIFIED COST $267,971,862)	292,611,190
		INVESTMENT COMPANY—1.8%
5,231,745	[2]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.16%[3] (IDENTIFIED COST $5,232,252)	5,232,791
		TOTAL INVESTMENTS—99.9% (IDENTIFIED COST $273,204,114)[4]	297,843,981
		OTHER ASSETS AND LIABILITIES - NET—0.1%[5]	290,523
		TOTAL NET ASSETS—100%	$298,134,504
1	Non-income-producing security.
2	Affiliated holding.

Transactions involving the affiliated holding during the period ended July 31, 2017.
Affiliates	Balance of Shares Held 10/31/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 7/31/2017	Value	Dividend Income
Federated Institutional Prime Value Obligations Fund, Institutional Shares	4,582,723	28,834,226	(28,185,204)	5,231,745	$5,232,791	$34,581
3	7-day net yield.
4	At July 31, 2017, the cost of investments for federal tax purposes was $273,204,114. The net unrealized appreciation of investments for federal tax purposes was $24,639,867. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $36,581,531 and net unrealized depreciation from investments for those securities having an excess of cost over value of $11,941,664.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2017.
3

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
4

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2017, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
5
Federated Absolute Return Fund
Portfolio of Investments
July 31, 2017 (unaudited)
Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—88.3%
		Aerospace & Defense—1.6%
10,000		Boeing Co.	$2,424,600
		Airlines—3.3%
10,000		Alaska Air Group, Inc.	852,300
50,000		Delta Air Lines, Inc.	2,468,000
30,000		Southwest Airlines Co.	1,665,300
		TOTAL	4,985,600
		Automobiles—2.9%
13,000		Bayerische Motoren Werke AG	1,195,724
100,000		Ford Motor Co.	1,122,000
30,000		General Motors Co.	1,079,400
30,000		Subaru Corp.	1,086,636
		TOTAL	4,483,760
		Banks—6.5%
100,000		Bank of America Corp.	2,412,000
30,000		Citigroup, Inc.	2,053,500
30,000		JPMorgan Chase & Co.	2,754,000
70,000		Sumitomo Mitsui Financial Group, Inc.	2,740,773
		TOTAL	9,960,273
		Biotechnology—4.6%
20,000		AbbVie, Inc.	1,398,200
20,000	[1]	Aimmune Therapeutics, Inc.	430,400
14,000	[1]	Axovant Sciences Ltd.	320,880
4,000	[1]	Bluebird Bio, Inc.	377,000
10,000	[1]	Celgene Corp.	1,354,100
9,000	[1]	Clovis Oncology, Inc.	763,290
10,000	[1]	Ionis Pharmaceuticals, Inc.	524,000
20,000	[1]	Juno Therapeutics, Inc.	568,600
4,000	[1]	Kite Pharma, Inc.	433,640
20,000	[1]	Versartis, Inc.	370,000
3,000	[1]	Vertex Pharmaceuticals, Inc.	455,460
		TOTAL	6,995,570
		Capital Markets—6.0%
120,000	[1]	Credit Suisse Group AG	1,846,229
120,000	[1]	Credit Suisse Group AG, ADR	1,842,000
150,000		Deutsche Bank AG	2,676,000
5,000		Goldman Sachs Group, Inc.	1,126,650
6,000		S&P Global, Inc.	921,540
10,000		T. Rowe Price Group, Inc.	827,200
		TOTAL	9,239,619
		Chemicals—2.6%
30,000		CF Industries Holdings, Inc.	880,500
30,000		Olin Corp.	884,400
12,000		RPM International, Inc.	622,440
2,500		Sherwin-Williams Co.	843,175

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Chemicals—continued
10,000		Westlake Chemical Corp.	$703,600
		TOTAL	3,934,115
		Communications Equipment—2.1%
40,000	[1]	Ciena Corp.	1,030,000
70,000		Cisco Systems, Inc.	2,201,500
		TOTAL	3,231,500
		Construction & Engineering—1.7%
12,000		Argan, Inc.	773,400
30,000		Chicago Bridge & Iron Co., NV	562,200
1,000,000		China Railway Construction Corp., Class H	1,319,441
		TOTAL	2,655,041
		Diversified Financial Services—1.1%
10,000	[1]	Berkshire Hathaway, Inc., Class B	1,749,700
		Diversified Telecommunication Services—1.7%
40,000		AT&T, Inc.	1,560,000
20,000		Verizon Communications, Inc.	968,000
		TOTAL	2,528,000
		Electronic Equipment Instruments & Components—0.3%
14,000	[1]	Orbotech Ltd.	496,440
		Energy Equipment & Services—0.6%
160,000	[1]	Independence Contract Drilling, Inc.	619,200
30,000	[1]	Rowan Companies PLC, Class A	350,100
		TOTAL	969,300
		Food & Staples Retailing—2.0%
14,000		CVS Health Corp.	1,119,020
94,117		Koninklijke Ahold NV	1,926,932
		TOTAL	3,045,952
		Food Products—0.3%
10,000	[1]	Hain Celestial Group, Inc.	447,100
		Health Care Equipment & Supplies—1.4%
20,000		Danaher Corp.	1,629,800
14,000	[1]	iRhythm Technologies, Inc.	579,040
		TOTAL	2,208,840
		Health Care Providers & Services—3.6%
20,000	[1]	Express Scripts Holding Co.	1,252,800
6,000		Humana, Inc.	1,387,200
15,000		UnitedHealth Group, Inc.	2,877,150
		TOTAL	5,517,150
		Hotels, Restaurants & Leisure—1.0%
10,000		McDonald's Corp.	1,551,400
		Household Durables—2.7%
60,000		KB HOME	1,375,200
400	[1]	NVR, Inc.	1,044,176
40,000		Pulte Group, Inc.	976,800
14,000	[1]	Tempur Sealy International, Inc.	807,380
		TOTAL	4,203,556
		Insurance—2.7%
20,000		Allstate Corp.	1,820,000

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Insurance—continued
20,000		Prudential Financial, Inc.	$2,264,600
		TOTAL	4,084,600
		Internet & Direct Marketing Retail—0.9%
1,400	[1]	Amazon.com, Inc.	1,382,892
		Internet Software & Services—5.5%
2,000	[1]	Alphabet, Inc., Class A	1,891,000
2,000	[1]	Alphabet, Inc., Class C	1,861,000
30,000	[1]	eBay, Inc.	1,071,900
12,000	[1]	Facebook, Inc., Class A	2,031,000
12,000	[1]	GoDaddy, Inc., Class A	515,760
10,000	[1]	VeriSign, Inc.	1,011,700
		TOTAL	8,382,360
		IT Services—0.5%
10,000		Cognizant Technology Solutions Corp., Class A	693,200
		Machinery—2.0%
1,400,000		CRRC Corp. Ltd., Class H	1,250,117
8,000		Cummins, Inc.	1,343,200
10,000		Greenbrier Cos., Inc.	450,000
		TOTAL	3,043,317
		Media—0.8%
30,000		Comcast Corp., Class A	1,213,500
		Metals & Mining—1.7%
40,000	[1]	Detour Gold Corp.	503,068
4,315	[1]	Lithion Energy	450
20,000		Nucor Corp.	1,153,400
50,000		Wheaton Precious Metals Corp.	1,015,500
		TOTAL	2,672,418
		Oil Gas & Consumable Fuels—4.4%
46,000	[1]	Antero Resources Corp.	948,520
40,000		BP PLC, ADR	1,405,600
20,000	[1]	Diamondback Energy, Inc.	1,917,600
30,000		Royal Dutch Shell PLC, Class A, ADR	1,695,900
10,000		Valero Energy Corp.	689,700
		TOTAL	6,657,320
		Pharmaceuticals—5.9%
2,000		Allergan PLC	504,660
50,000		GlaxoSmithKline PLC, ADR	2,026,000
12,000	[1]	Jazz Pharmaceuticals PLC	1,843,320
80,000	[1]	KemPharm, Inc.	268,000
60,000		Pfizer, Inc.	1,989,600
20,000	[1]	Revance Therapeutics, Inc.	455,000
6,000		Roche Holding AG	1,516,598
20,000	[1]	Sienna Biopharmaceuticals, Inc.	409,200
		TOTAL	9,012,378
		Semiconductors & Semiconductor Equipment—5.5%
14,000		Applied Materials, Inc.	620,340
20,000	[1]	Entegris, Inc.	522,000
60,000		Intel Corp.	2,128,200

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Semiconductors & Semiconductor Equipment—continued
6,000		KLA-Tencor Corp.	$555,780
6,000		Lam Research Corp.	956,760
50,000		Marvell Technology Group Ltd.	778,000
50,000	[1]	Micron Technology, Inc.	1,406,000
10,000		MKS Instruments, Inc.	836,500
10,000		QUALCOMM, Inc.	531,900
		TOTAL	8,335,480
		Software—6.4%
16,000	[1]	Check Point Software Technologies Ltd.	1,692,480
10,000	[1]	Cyber-Ark Software Ltd.	416,800
16,000	[1]	Fortinet, Inc.	590,560
30,000		Microsoft Corp.	2,181,000
30,000		Open Text Corp.	1,005,000
30,000		Oracle Corp.	1,497,900
6,000	[1]	Red Hat, Inc.	593,220
50,000	[1]	Rubicon Project, Inc.	235,000
20,000		Symantec Corp.	619,800
10,000	[1]	VMware, Inc., Class A	927,100
		TOTAL	9,758,860
		Specialty Retail—2.8%
10,000		Home Depot, Inc.	1,496,000
25,000		Ross Stores, Inc.	1,383,000
20,000		TJX Cos., Inc.	1,406,200
		TOTAL	4,285,200
		Technology Hardware Storage & Peripherals—2.4%
10,000		Apple, Inc.	1,487,300
1,000		Samsung Electronics Co. Ltd.	2,154,069
		TOTAL	3,641,369
		Wireless Telecommunication Services—0.8%
20,000	[1]	T-Mobile USA, Inc.	1,233,200
		TOTAL COMMON STOCKS (IDENTIFIED COST $113,962,036)	135,023,610
		U.S. TREASURY—6.6%
$10,000,000	[2,3]	United States Treasury Bills, 0.907%, 8/10/2017 (IDENTIFIED COST $9,997,773)	9,997,625
		EXCHANGE-TRADED FUNDS—2.1%
80,000	[1]	PowerShares DB Agriculture Fund	1,594,400
100,000	[1]	Sprott Physical Gold Trust	1,035,000
100,000	[1]	Sprott Physical Silver Trust	638,000
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $3,210,610)	3,267,400
		PURCHASED PUT OPTIONS—0.4%
		Foreign Currency—0.0%
4,656,400		JPMorgan, EUR PUT/USD CALL, Strike Price $1.164, Expiration Date 8/3/2017	195
		Index—0.4%
1,500		Consumer Staples Select Sector, Strike Price $55, Expiration Date 8/18/2017	43,500
1,600		PowerShares QQQ Trust Series 1, Strike Price $134, Expiration Date 9/15/2017	127,200
3,600		SPDR S&P 500 ETF Trust, Strike Price $180, Expiration Date 9/15/2017	19,800
4,000		SPDR S&P 500 ETF Trust, Strike Price $215, Expiration Date 9/15/2017	94,000

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		PURCHASED PUT OPTIONS—continued
		Index—continued
1,000		SPDR S&P 500 ETF Trust, Strike Price $220, Expiration Date 1/19/2018	$217,000
2,400		SPDR S&P 500 ETF Trust, Strike Price $227, Expiration Date 8/18/2017	30,000
1,000		SPDR S&P 500 ETF Trust, Strike Price $245, Expiration Date 8/18/2017	94,000
1,000		Utilities Select Sector SPDR Fund, Strike Price $53, Expiration Date 8/18/2017	36,500
		TOTAL	662,000
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $2,055,166)	662,195
		PURCHASED CALL OPTIONS—0.8%
		Biotechnology—0.5%
140		Amgen Inc., Strike Price $150, Expiration Date 1/19/2018	363,300
200		BioMarin Pharmaceutical Inc., Strike Price $85, Expiration Date 1/19/2018	196,000
100		Kite Pharma Inc., Strike Price $85, Expiration Date 1/19/2018	289,000
		TOTAL	848,300
		Capital Markets—0.1%
3,000		Deutsche Bank AG, Strike Price $19, Expiration Date 9/15/2017	85,500
		Diversified Financial Services—0.1%
600		iShares 20+ Year Treasury Bond ETF, Strike Price $124, Expiration Date 9/15/2017	96,600
		Index—0.1%
1,600		Chicago Board Options Exchange, Strike Price $15, Expiration Date 8/16/2017	48,000
4,000		Financial Select Sector SPDR Fund, Strike Price $25, Expiration Date 8/18/2017	136,000
		TOTAL	184,000
		Semiconductors & Semiconductor Equipment—0.0%
500		QUALCOMM, Inc., Strike Price $60, Expiration Date 1/19/2018	53,250
		TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $1,156,754)	1,267,650
		INVESTMENT COMPANY—1.7%
2,532,335	[4]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.16%[5] (IDENTIFIED COST $2,532,841)	2,532,841
		TOTAL INVESTMENTS—99.9% (IDENTIFIED COST $132,915,180)[6]	152,751,321
		OTHER ASSETS AND LIABILITIES - NET—0.1%[7]	151,083
		TOTAL NET ASSETS—100%	$152,902,404
SECURITIES SOLD SHORT
Shares		Value in U.S. Dollars
100,000	Utilities Select Sector SPDR Fund (PROCEEDS $5,198,887)	$5,322,000
The average market value of purchased options and written options held by the Fund throughout the period was $4,510,200 and $104,070, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period. At July 31, 2017, the Fund had no outstanding written options.
The following is a summary of the Fund's written option activity:
Contracts	Number of Contracts	Premium
Outstanding at October 31, 2016	2,250	$650,812
Contracts exercised	(714)	(155,928)
Contracts closed	(1,536)	(494,884)
Outstanding at July 31, 2017	—	$—

At July 31, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
1CME S&P 500 Index Futures, Short Futures	40	$24,680,000	September 2017	$(384,870)
1E-Mini Dow ($5) Futures, Short Futures	60	$6,552,600	September 2017	$(217,005)
[1]Euro-Bono Futures, Short Futures	60	$9,864,337	September 2017	$(81,474)
[1]Euro-BTP Italian Government Bond Futures, Short Futures	40	$6,451,216	September 2017	$(119,036)
[1]Euro-Bund Futures, Short Futures	65	$12,461,527	September 2017	$184,178
[1]Euro-OAT Futures, Short Futures	35	$6,164,382	September 2017	$33,410
[1]mini MSCI EAFE Index Futures, Short Futures	60	$5,816,700	September 2017	$(128,205)
1NASDAQ 100 E-Mini futures, Short Futures	70	$8,235,500	September 2017	$(75,312)
[1]Tokyo Price Index Futures, Short Futures	40	$5,876,003	September 2017	$(49,709)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(838,023)
The average notional value of short futures contracts held by the Fund throughout the period was $83,301,505. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
At July 31, 2017, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
9/19/2017	JPMorgan	$9,200,000	1,005,686,684 JPY	$56,285
Contracts Sold:
9/18/2017	JPMorgan	7,400,000 EUR	$8,334,254	$(449,794)
9/18/2017	JPMorgan	9,100,000 NZD	$6,539,949	$(287,960)
9/19/2017	JPMorgan	218,949,180 JPY	$2,002,832	$12,144
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(669,325)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $749,140 and $397,428, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Depreciation on Futures Contracts and Foreign Exchange Contracts, and value on Securities Sold Short is included in
“Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Discount rate at time of purchase.
3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its securities sold short.
4	Affiliated holding.
Transactions involving the affiliated holding and company during the period ended July 31, 2017, were as follows:
	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Spark Therapeutics, Inc.
Balance of Shares Held 10/31/2016	26,196,887	12,000
Purchases/Additions	116,787,561	8,000
Sales/Reductions	(140,452,113)	(20,000)
Balance of Shares Held 7/31/2017	2,532,335	—
Value	$2,532,841	$—
Dividend Income	$57,167	$—

5	7-day net yield.
6	At July 31, 2017, the cost of investments for federal tax purposes was $132,914,962. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; (b) securities sold short; (c) futures contracts; and (d) outstanding foreign currency commitments was $19,836,359. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $25,697,431 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,861,072.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including, but not limited to, industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of July 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$101,868,193	$—	$—	$101,868,193
International	17,615,830	15,539,587	—	33,155,417
Debt Securities:
U.S. Treasury	—	9,997,625	—	9,997,625
Exchange-Traded Funds	3,267,400	—	—	3,267,400
Purchased Put Options	662,000	195	—	662,195
Purchased Call Options	1,267,650	—	—	1,267,650
Investment Company	2,532,841	—	—	2,532,841
TOTAL SECURITIES	$127,213,914	$25,537,407	$—	$152,751,321
Other Financial Instruments:
Assets
Futures Contracts	$217,588	$—	$—	$217,588
Foreign Exchange Contracts	—	68,429	—	68,429
Liabilities
Securities Sold Short	(5,322,000)	—	—	(5,322,000)
Futures Contracts	(1,055,611)	—	—	(1,055,611)
Foreign Exchange Contracts	—	(737,754)	—	(737,754)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(6,160,023)	$(669,325)	$—	$(6,829,348)
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
EUR	—Euro
JPY	—Japanese Yen
NZD	—New Zealand Dollar
SPDR	—Standard & Poor's Depositary Receipts
8
Federated Strategic Value Dividend Fund
Portfolio of Investments
July 31, 2017 (unaudited)
Shares		Value
	COMMON STOCKS—98.1%
	Consumer Discretionary—1.2%
635,230	McDonald's Corp.	$98,549,582
1,337,800	Target Corp.	75,813,126
	TOTAL	174,362,708
	Consumer Staples—19.8%
8,953,441	Altria Group, Inc.	581,705,062
3,099,960	General Mills, Inc.	172,543,774
2,813,225	Imperial Brands PLC	116,012,214
1,872,600	Kimberly-Clark Corp.	230,629,416
675,700	PepsiCo, Inc.	78,793,377
5,828,853	Philip Morris International, Inc.	680,285,434
3,464,355	Procter & Gamble Co.	314,632,721
13,462,625	The Coca-Cola Co.	617,126,730
	TOTAL	2,791,728,728
	Energy—12.4%
47,639,000	BP PLC	279,443,352
3,730,749	Chevron Corp.	407,360,483
5,462,625	Exxon Mobil Corp.	437,228,505
5,283,290	Occidental Petroleum Corp.	327,194,150
5,937,775	Total S.A.	301,598,028
	TOTAL	1,752,824,518
	Financials—2.2%
659,900	Canadian Imperial Bank of Commerce	57,280,431
1,164,344	Muenchener Rueckversicherungs-Gesellschaft AG	250,146,171
	TOTAL	307,426,602
	Health Care—15.2%
8,793,775	AbbVie, Inc.	614,772,810
5,235,000	AstraZeneca PLC	311,299,898
20,982,123	GlaxoSmithKline PLC	419,363,297
6,055,510	Merck & Co., Inc.	386,825,979
4,366,587	Sanofi	416,553,368
	TOTAL	2,148,815,352
	Industrials—1.3%
1,651,100	United Parcel Service, Inc.	182,099,819
	Information Technology—0.6%
1,561,825	Paychex, Inc.	90,351,576
	Real Estate—8.1%
5,179,100	Crown Castle International Corp.	520,913,878
1,215,000	Digital Realty Trust, Inc.	140,138,100
2,225,500	National Retail Properties, Inc.	88,975,490
2,482,014	Omega Healthcare Investors	78,406,822
267,725	Public Storage, Inc.	55,036,228
3,894,319	Ventas, Inc.	262,282,385
	TOTAL	1,145,752,903
	Telecommunication Services—19.2%
17,505,134	AT&T, Inc.	682,700,226
13,306,185	BCE, Inc.	624,566,229
14,841,266	Verizon Communications, Inc.	718,317,274
1

Shares			Value
		COMMON STOCKS—continued
		Telecommunication Services—continued
231,509,989		Vodafone Group PLC	$677,926,078
		TOTAL	2,703,509,807
		Utilities—18.1%
2,088,015		American Electric Power Co., Inc.	147,288,578
1,422,000		Consolidated Edison Co.	117,826,920
5,972,695		Dominion Energy, Inc.	460,972,600
6,768,259		Duke Energy Corp.	576,114,206
35,578,509		National Grid- SP PLC	439,444,533
10,626,905		PPL Corp.	407,329,269
4,206,025		Public Service Enterprises Group, Inc.	189,144,944
4,444,668		Southern Co.	213,032,937
		TOTAL	2,551,153,987
		TOTAL COMMON STOCKS (IDENTIFIED COST $12,059,158,629)	13,848,026,000
		INVESTMENT COMPANY—1.4%
193,132,163	[1]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.16%[2] (IDENTIFIED COST $193,147,987)	193,170,789
		TOTAL INVESTMENTS—99.5% (IDENTIFIED COST $12,252,306,616)[3]	14,041,196,789
		OTHER ASSETS AND LIABILITIES - NET—0.5%[4]	70,405,490
		TOTAL NET ASSETS—100%	$14,111,602,279
1	Affiliated holding.

Transactions involving the affiliated holding during the period ended July 31, 2017, were as follows:
	Balance of Shares Held 10/31/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 7/31/2017	Value	Dividend Income
Federated Institutional Prime Value Obligations Fund, Institutional Shares	215,565,666	2,044,666,932	(2,067,100,435)	193,132,163	$193,170,789	$1,410,776
2	7-day net yield.
3	At July 31, 2017, the cost of investments for federal tax purposes was $12,252,306,616. The net unrealized appreciation of investments for federal tax purposes was $1,788,890,173. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,068,246,464, and net unrealized depreciation from investments for those securities having an excess of cost over value of $279,356,291.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
2

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
3

The following is a summary of the inputs used, as of July 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$9,954,392,401	$—	$—	$9,954,392,401
International	1,237,303,407	2,656,330,192	—	3,893,633,599
Investment Company	193,170,789	—	—	193,170,789
TOTAL SECURITIES	$11,384,866,597	$2,656,330,192	$—	$14,041,196,789
4
Federated Global Strategic Value Dividend Fund
Portfolio of Investments
July 31, 2017 (unaudited)
Shares		Value in U.S. Dollars
	COMMON STOCKS—101.2%
	Australia—1.6%
910	Amcor Ltd.	$11,146
620	Sonic Healthcare Ltd.	11,048
	TOTAL	22,194
	Canada—14.2%
225	Bank of Montreal	17,013
885	BCE, Inc.	41,414
335	Canadian Imperial Bank of Commerce	28,990
565	Emera, Inc.	20,964
510	Enbridge, Inc.	21,076
380	Fortis, Inc.	13,814
685	TELUS Corp.	24,666
365	Toronto-Dominion Bank	18,759
250	TransCanada Corp.	12,734
	TOTAL	199,430
	France—5.6%
150	Sanofi	14,251
835	SCOR SE	35,070
595	TOTAL SA	30,100
	TOTAL	79,421
	Germany—2.6%
170	Muenchener Rueckversicherungs-Gesellschaft AG	36,374
	Japan—1.0%
400	Japan Tobacco, Inc.	13,884
	Luxembourg—1.9%
1,135	SES SA	26,600
	Singapore—1.3%
6,260	Singapore Telecommunications Ltd.	18,305
	Spain—1.3%
850	Red Electrica Corp. SA	18,153
	Switzerland—1.6%
154	Novartis AG	13,152
40	Roche Holding AG	10,133
	TOTAL	23,285
	United Kingdom—21.7%
395	AstraZeneca PLC	23,470
1,340	BAE Systems PLC	10,624
6,140	BP PLC	35,988
300	British American Tobacco PLC	18,678
8,030	BT Group PLC	33,186
1,740	GlaxoSmithKline PLC	34,749
1,015	Imperial Brands PLC	41,823
2,429	National Grid PLC	29,980
1,890	SSE PLC	34,381
14,640	Vodafone Group PLC	42,836
	TOTAL	305,715
1

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		United States—48.4%
660		AbbVie, Inc.	$46,141
475		Altria Group, Inc.	30,861
250		American Electric Power Co., Inc.	17,635
1,600		AT&T, Inc.	62,400
225		Chevron Corp.	24,568
710		Coca-Cola Co.	32,546
400		Crown Castle International Corp.	40,232
415		Dominion Resources, Inc.	32,030
470		Duke Energy Corp.	40,006
230		Exxon Mobil Corp.	18,409
500		General Mills, Inc.	27,830
80		Kimberly-Clark Corp.	9,853
85		McDonald's Corp.	13,187
715		Occidental Petroleum Corp.	44,280
100		PepsiCo, Inc.	11,661
385		Philip Morris International, Inc.	44,933
795		PPL Corp.	30,472
205		Procter & Gamble Co.	18,618
770		Public Service Enterprises Group, Inc.	34,627
275		Target Corp.	15,584
245		United Parcel Service, Inc., Class B	27,021
1,205		Verizon Communications, Inc.	58,322
		TOTAL	681,216
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,365,261)	1,424,577
		INVESTMENT COMPANY—4.9%
69,002	[1]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.16%[2] (IDENTIFIED COST $69,015)	69,016
		TOTAL INVESTMENTS—106.1% (IDENTIFIED COST $1,434,276)[3]	1,493,593
		OTHER ASSETS AND LIABILITIES - NET—(6.1)%[4]	(85,383)
		TOTAL NET ASSETS—100%	$1,408,210
At July 31, 2017, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
8/1/2017	BNY Mellon	7,755 CAD	$6,231	$(30)
8/1/2017	BNY Mellon	624 GBP	$823	$(0)
8/1/2017	BNY Mellon	999 GBP	$1,317	$(0)
8/1/2017	BNY Mellon	1,249 GBP	$1,646	$(0)
8/1/2017	BNY Mellon	2,498 GBP	$3,293	$(1)
8/1/2017	BNY Mellon	4,371 GBP	$5,766	$(3)
Contracts Sold:
8/1/2017	BNY Mellon	319 CAD	$254	$(1)
8/1/2017	BNY Mellon	164 CAD	$131	$(1)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(36)
Net Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net”.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $56 and $20, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
2

1	Affiliated holding.
Transactions involving the affiliated holding during the period ended July 31, 2017, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2016*	$—
Purchases/Additions	1,450,983
Sales/Reductions	(1,381,981)
Balance of Shares Held 7/31/2017	69,002
Value	$69,016
Dividend Income	$233
*	The Fund commenced operations on January 30, 2017.
2	7-day net yield.
3	At July 31, 2017, the cost of investments for federal tax purposes was $1,434,276. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; and (b) outstanding foreign currency commitments was $59,317. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $77,723 and net unrealized depreciation from investments for those securities having an excess of cost over value of $18,406.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”) is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
3

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of July 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$681,216	$—	$—	$681,216
International	199,430	543,931	—	743,361
Investment Company	69,016	—	—	69,016
TOTAL SECURITIES	$949,662	$543,931	$—	$1,493,593
Other Financial Instruments:[1]
Assets	$—	$—	$—	$—
Liabilities	(36)	—	—	(36)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(36)	$—	$—	$(36)
1	Other financial instruments include foreign exchange contracts.
The following acronyms are used throughout this portfolio:
CAD	—Canadian Dollar
GBP	—Great British Pound
4

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Funds

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date September 25, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date September 25, 2017